Note 14 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax recognised in profit or loss
Current tax	$ 4,995	$ 3,106	$ (197)
Income tax– current year	3,702	2,414	506
Income tax – Prior year under provision	71	49	(1,636)
Withholding tax expense	1,222	643	933
Deferred tax expense	3,696	4,611	2,567
Origination and reversal of temporary differences	3,696	4,611	2,567
Tax expense – recognised in profit or loss	8,691	7,717	2,370
Tax recognised in other comprehensive income
Income tax - current year			(199)
Tax expense	$ 8,691	$ 7,717	$ 2,171